U.S. Government Securities Fund®
Investment portfolio
November 30, 2019
unaudited
Bonds, notes & other debt instruments 93.34% U.S. Treasury bonds & notes 66.39% U.S. Treasury 59.59%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$70,000	$70,142
U.S. Treasury 2.50% 2020	110,000	110,954
U.S. Treasury 2.75% 2020	32,500	32,788
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.50% 2021	34,071	33,989
U.S. Treasury 1.625% 2021	50,805	50,777
U.S. Treasury 1.75% 2021	195,621	196,106
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.846% 2021[2]	449,346	449,858
U.S. Treasury 2.00% 2021	145,000	146,105
U.S. Treasury 2.00% 2021	31,550	31,737
U.S. Treasury 2.25% 2021	169,300	170,941
U.S. Treasury 2.25% 2021	2,000	2,015
U.S. Treasury 2.75% 2021	3,000	3,058
U.S. Treasury 2.875% 2021	5,100	5,215
U.S. Treasury 1.50% 2022	135,000	134,646
U.S. Treasury 1.50% 2022	25,000	24,936
U.S. Treasury 1.625% 2022	121,000	121,094
U.S. Treasury 1.625% 2022	680	680
U.S. Treasury 1.75% 2022	371,500	372,849
U.S. Treasury 1.75% 2022	132,600	133,071
U.S. Treasury 1.75% 2022	47,000	47,174
U.S. Treasury 1.75% 2022	25,000	25,073
U.S. Treasury 1.875% 2022	139,750	140,623
U.S. Treasury 1.875% 2022	89,000	89,507
U.S. Treasury 1.875% 2022	69,000	69,542
U.S. Treasury 1.875% 2022	55,000	55,387
U.S. Treasury 1.875% 2022	34,030	34,213
U.S. Treasury 2.00% 2022	443,000	448,055
U.S. Treasury 2.00% 2022	95,280	96,389
U.S. Treasury 2.125% 2022[3]	842,400	855,760
U.S. Treasury 1.25% 2023	25,200	24,880
U.S. Treasury 1.375% 2023	12,000	11,895
U.S. Treasury 1.375% 2023	11,000	10,914
U.S. Treasury 1.50% 2023	57,820	57,640
U.S. Treasury 1.50% 2023	48,000	47,846
U.S. Treasury 1.625% 2023	238,330	238,497
U.S. Treasury 1.625% 2023	68,000	68,042
U.S. Treasury 1.75% 2023	48,000	48,230
U.S. Treasury 2.125% 2023	132,451	135,044
U.S. Treasury 2.50% 2023	81,720	84,325
U.S. Treasury 2.50% 2023	48,200	49,597
U.S. Treasury 2.625% 2023	183,950	189,842
U.S. Treasury 2.625% 2023	162,600	169,015
U.S. Treasury 2.625% 2023	47,088	48,744
U.S. Treasury 2.75% 2023	147,900	154,283
U.S. Treasury 2.75% 2023	64,293	66,770
U.S. Government Securities Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$55,200	$57,415
U.S. Treasury 2.75% 2023	480	498
U.S. Treasury 2.875% 2023	277,300	290,408
U.S. Treasury 2.875% 2023	92,300	96,756
U.S. Treasury 2.875% 2023	11,000	11,512
U.S. Treasury 1.25% 2024	136,000	133,704
U.S. Treasury 1.50% 2024	210,000	208,826
U.S. Treasury 1.50% 2024	182,014	180,898
U.S. Treasury 1.50% 2024	158,173	157,216
U.S. Treasury 1.75% 2024	53,722	54,014
U.S. Treasury 2.00% 2024	72,000	73,139
U.S. Treasury 2.00% 2024[3]	52,675	53,539
U.S. Treasury 2.00% 2024	45,000	45,729
U.S. Treasury 2.125% 2024	224,650	229,732
U.S. Treasury 2.125% 2024	142,938	145,891
U.S. Treasury 2.25% 2024	106,700	109,385
U.S. Treasury 2.25% 2024	57,250	58,914
U.S. Treasury 2.50% 2024	96,000	99,578
U.S. Treasury 2.75% 2024	87,700	91,695
U.S. Treasury 2.125% 2025	6,500	6,655
U.S. Treasury 2.25% 2025	11,000	11,344
U.S. Treasury 2.75% 2025	5,000	5,276
U.S. Treasury 2.875% 2025	55,500	59,008
U.S. Treasury 2.875% 2025[3]	51,740	55,083
U.S. Treasury 2.875% 2025	20,000	21,251
U.S. Treasury 1.375% 2026	35,000	34,229
U.S. Treasury 1.625% 2026	434,000	431,118
U.S. Treasury 1.625% 2026	93,000	92,375
U.S. Treasury 1.625% 2026	80,000	79,487
U.S. Treasury 1.875% 2026	257,500	259,975
U.S. Treasury 2.125% 2026	23,000	23,575
U.S. Treasury 2.25% 2026	5,200	5,369
U.S. Treasury 2.375% 2026	50,000	52,008
U.S. Treasury 2.625% 2026	73,800	77,779
U.S. Treasury 2.375% 2027	36,000	37,626
U.S. Treasury 2.875% 2028	20,966	22,843
U.S. Treasury 1.625% 2029	106,389	104,847
U.S. Treasury 1.75% 2029	110,000	109,750
U.S. Treasury 2.375% 2029	12,728	13,382
U.S. Treasury 2.625% 2029	170,565	182,865
U.S. Treasury 6.25% 2030	5,250	7,485
U.S. Treasury 4.375% 2040	4,000	5,512
U.S. Treasury 4.625% 2040	10,500	14,890
U.S. Treasury 4.375% 2041	3,500	4,847
U.S. Treasury 2.875% 2045	4,750	5,376
U.S. Treasury 3.00% 2045	7,300	8,460
U.S. Treasury, principal only, 0% 2047[3]	1,000	540
U.S. Treasury 2.75% 2047	7,250	8,072
U.S. Treasury 3.00% 2048	8,000	9,351
U.S. Treasury 3.125% 2048	3,200	3,824
U.S. Treasury 3.375% 2048[3]	1,922	2,406
U.S. Treasury 2.25% 2049[3]	20,000	20,205
U.S. Treasury 2.375% 2049[3]	22,750	23,621
U.S. Government Securities Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2049[3]	$94,000	$107,667
U.S. Treasury 3.00% 2049	5,847	6,849
		9,372,047
U.S. Treasury inflation-protected securities 6.80%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	72,941	72,555
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	150,398	151,974
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	306,724	307,018
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	27,165	27,264
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	27,067	27,453
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	128,380	129,496
U.S. Treasury Inflation-Protected Security 2.125% 2041[4]	3,224	4,326
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,4]	195,882	207,896
U.S. Treasury Inflation-Protected Security 1.00% 2046[3,4]	35,542	39,989
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,4]	24,676	27,039
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,4]	65,505	74,592
		1,069,602
Total U.S. Treasury bonds & notes		10,441,649
Mortgage-backed obligations 25.65% Federal agency mortgage-backed obligations 25.65%
Fannie Mae 6.50% 2037[5]	88	97
Fannie Mae 6.50% 2037[5]	78	88
Fannie Mae 6.50% 2037[5]	30	35
Fannie Mae 7.00% 2037[5]	21	24
Fannie Mae 7.50% 2037[5]	27	30
Fannie Mae 6.00% 2038[5]	37	39
Fannie Mae 7.00% 2038[5]	197	226
Fannie Mae Pool #984258 5.50% 2023[5]	215	223
Fannie Mae Pool #255577 4.50% 2024[5]	13	14
Fannie Mae Pool #255466 6.00% 2024[5]	210	231
Fannie Mae Pool #458148 10.364% 2025[5]	—[1]	—[1]
Fannie Mae Pool #AH2358 4.00% 2026[5]	1,559	1,628
Fannie Mae Pool #AI4191 4.00% 2026[5]	804	841
Fannie Mae Pool #888204 6.00% 2026[5]	11	12
Fannie Mae Pool #256740 4.50% 2027[5]	22	24
Fannie Mae Pool #257055 6.50% 2027[5]	414	461
Fannie Mae Pool #256993 6.50% 2027[5]	170	189
Fannie Mae Pool #BM4299 3.00% 2030[5]	187,193	191,791
Fannie Mae Pool #735571 8.00% 2031[5]	243	262
Fannie Mae Pool #BM4151 2.50% 2032[5]	16,971	17,174
Fannie Mae Pool #AS8610 3.00% 2032[5]	311	320
Fannie Mae Pool #MA3437 3.00% 2033[5]	3,023	3,098
Fannie Mae Pool #BJ7193 3.00% 2033[5]	1,021	1,055
Fannie Mae Pool #BJ5302 3.00% 2033[5]	915	945
Fannie Mae Pool #CA1442 3.00% 2033[5]	878	907
Fannie Mae Pool #MA3283 3.00% 2033[5]	870	893
Fannie Mae Pool #BJ4573 3.00% 2033[5]	811	834
Fannie Mae Pool #BK5472 3.00% 2033[5]	758	779
Fannie Mae Pool #MA3339 3.00% 2033[5]	534	548
Fannie Mae Pool #BK5466 3.00% 2033[5]	384	394
Fannie Mae Pool #BK0857 3.00% 2033[5]	298	305
Fannie Mae Pool #BJ4685 3.00% 2033[5]	273	280
U.S. Government Securities Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ0673 3.00% 2033[5]	$79	$81
Fannie Mae Pool #BN3184 3.00% 2033[5]	76	78
Fannie Mae Pool #BJ5519 3.00% 2033[5]	53	54
Fannie Mae Pool #BK4390 3.00% 2033[5]	28	29
Fannie Mae Pool #BJ6963 3.00% 2033[5]	25	25
Fannie Mae Pool #MA3764 2.50% 2034[5]	32,307	32,602
Fannie Mae Pool #MA3827 2.50% 2034[5]	21,995	22,195
Fannie Mae Pool #BN3975 3.00% 2034[5]	1,979	2,025
Fannie Mae Pool #BN9162 3.00% 2034[5]	226	232
Fannie Mae Pool #BK9093 3.00% 2034[5]	94	97
Fannie Mae Pool #BN7542 3.00% 2034[5]	44	46
Fannie Mae Pool #BN3172 4.00% 2034[5]	43	44
Fannie Mae Pool #BN1085 4.00% 2034[5]	30	31
Fannie Mae Pool #MA2787 4.00% 2036[5]	16,208	17,231
Fannie Mae Pool #MA2588 4.00% 2036[5]	10,590	11,259
Fannie Mae Pool #MA2717 4.00% 2036[5]	8,283	8,807
Fannie Mae Pool #MA2746 4.00% 2036[5]	3,483	3,703
Fannie Mae Pool #MA2819 4.00% 2036[5]	952	1,008
Fannie Mae Pool #MA2856 4.00% 2036[5]	25	26
Fannie Mae Pool #888698 7.00% 2037[5]	161	178
Fannie Mae Pool #AI1862 5.00% 2041[5]	1,312	1,455
Fannie Mae Pool #AI3510 5.00% 2041[5]	840	932
Fannie Mae Pool #AJ0704 5.00% 2041[5]	700	776
Fannie Mae Pool #AJ5391 5.00% 2041[5]	457	507
Fannie Mae Pool #AY3880 4.00% 2045[5]	344	363
Fannie Mae Pool #MA2833 3.00% 2046[5]	19,311	19,783
Fannie Mae Pool #BC3465 4.00% 2046[5]	20	21
Fannie Mae Pool #CA0770 3.50% 2047[5]	19,730	20,459
Fannie Mae Pool #BJ1934 3.50% 2047[5]	7,675	7,951
Fannie Mae Pool #BD2440 3.50% 2047[5]	1,259	1,309
Fannie Mae Pool #BM4488 3.435% 2048[2,5]	35,944	36,890
Fannie Mae Pool #MA3383 3.50% 2048[5]	7,017	7,261
Fannie Mae Pool #BK0906 3.50% 2048[5]	437	451
Fannie Mae Pool #BJ8118 3.50% 2048[5]	342	354
Fannie Mae Pool #BK4740 4.00% 2048[5]	448	466
Fannie Mae Pool #BJ6169 4.00% 2048[5]	364	381
Fannie Mae Pool #BJ4342 4.00% 2048[5]	269	284
Fannie Mae Pool #BN4962 4.50% 2048[5]	1,336	1,405
Fannie Mae Pool #BN1172 4.50% 2048[5]	893	939
Fannie Mae Pool #BJ8318 4.50% 2048[5]	775	817
Fannie Mae Pool #BN2000 4.50% 2048[5]	744	782
Fannie Mae Pool #BN0877 4.50% 2048[5]	437	459
Fannie Mae Pool #MA3496 4.50% 2048[5]	343	361
Fannie Mae Pool #BN3309 4.50% 2048[5]	316	331
Fannie Mae Pool #MA3444 4.50% 2048[5]	115	121
Fannie Mae Pool #BK6577 4.50% 2048[5]	15	16
Fannie Mae Pool #CA1574 5.00% 2048[5]	18,059	19,367
Fannie Mae Pool #FM1505 3.00% 2049[5]	47,863	48,988
Fannie Mae Pool #BO5177 3.00% 2049[5]	19,666	20,153
Fannie Mae Pool #MA3775 3.50% 2049[5]	380,051	391,212
Fannie Mae Pool #MA3906 3.50% 2049[5]	190,000	195,580
Fannie Mae Pool #MA3692 3.50% 2049[5]	40,773	41,862
Fannie Mae Pool #MA3803 3.50% 2049[5]	27,133	27,896
Fannie Mae Pool #MA3872 3.50% 2049[5]	6,684	6,880
U.S. Government Securities Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN7823 3.50% 2049[5]	$339	$349
Fannie Mae Pool #BN7830 3.50% 2049[5]	107	111
Fannie Mae Pool #BJ8402 3.545% 2049[2,5]	6,315	6,530
Fannie Mae Pool #MA3776 4.00% 2049[5]	40,635	42,315
Fannie Mae Pool #BO2995 4.00% 2049[5]	7,356	7,700
Fannie Mae Pool #MA3804 4.00% 2049[5]	391	407
Fannie Mae Pool #BO2188 4.00% 2049[5]	380	396
Fannie Mae Pool #MA3639 4.50% 2049[5]	45,485	47,743
Fannie Mae Pool #FM1389 4.50% 2049[5]	9,958	10,447
Fannie Mae Pool #BN3931 4.50% 2049[5]	865	912
Fannie Mae Pool #BN6302 4.50% 2049[5]	806	848
Fannie Mae Pool #BJ7731 4.50% 2049[5]	673	707
Fannie Mae Pool #CA3228 4.50% 2049[5]	614	645
Fannie Mae Pool #CA2963 4.50% 2049[5]	560	588
Fannie Mae Pool #MA3593 4.50% 2049[5]	262	275
Fannie Mae Pool #MA3564 4.50% 2049[5]	144	151
Fannie Mae Pool #BN8924 4.50% 2049[5]	122	128
Fannie Mae, Series 2001-4, Class NA, 9.013% 2025[2,5]	4	4
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[5]	187	202
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[2,5]	1	1
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.988% 2036[2,5]	553	552
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[2,5]	172	187
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[5]	2,922	2,957
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[5]	2,489	2,541
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.32% 2023[2,5]	2,822	2,920
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[2,5]	5,155	5,425
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[5]	725	657
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[5]	410	372
Freddie Mac 10.00% 2025[5]	3	3
Freddie Mac 4.00% 2036[5]	162	171
Freddie Mac 5.00% 2041[5]	2,805	3,113
Freddie Mac 3.00% 2043[5]	17,430	17,994
Freddie Mac 3.00% 2046[5]	7,801	8,053
Freddie Mac 3.50% 2046[5]	4,813	5,034
Freddie Mac 3.50% 2047[5]	26,576	27,557
Freddie Mac 3.50% 2047[5]	21,221	22,006
Freddie Mac 3.50% 2047[5]	20,652	21,353
Freddie Mac 3.50% 2047[5]	13,606	14,134
Freddie Mac 3.50% 2047[5]	4,721	4,897
Freddie Mac 3.50% 2048[5]	40,362	41,540
Freddie Mac 3.50% 2048[5]	11,307	11,807
Freddie Mac 4.00% 2048[5]	401	418
Freddie Mac Pool #G18655 3.00% 2032[5]	11,885	12,212
Freddie Mac Pool #SB0032 3.50% 2032[5]	9,771	10,127
Freddie Mac Pool #ZS8715 3.00% 2033[5]	2,534	2,596
Freddie Mac Pool #SB8015 2.50% 2034[5]	47,454	47,887
Freddie Mac Pool #1H1354 4.38% 2036[2,5]	222	235
Freddie Mac Pool #760012 2.977% 2045[2,5]	2,717	2,735
Freddie Mac Pool #760013 3.08% 2045[2,5]	2,312	2,332
Freddie Mac Pool #760014 3.46% 2045[2,5]	3,375	3,448
Freddie Mac Pool #760015 3.231% 2047[2,5]	4,894	4,932
Freddie Mac Pool #V84817 3.50% 2047[5]	153	157
Freddie Mac Pool #V84872 3.50% 2048[5]	828	855
Freddie Mac Pool #ZA6124 4.50% 2048[5]	5,976	6,281
U.S. Government Securities Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1546 4.50% 2048[5]	$688	$722
Freddie Mac Pool #SD7507 3.00% 2049[5]	44,784	46,057
Freddie Mac Pool #V85471 3.50% 2049[5]	22,553	23,272
Freddie Mac Pool #V85284 3.50% 2049[5]	2,274	2,341
Freddie Mac Pool #ZT1595 4.50% 2049[5]	8,307	8,731
Freddie Mac Pool #ZT1711 4.50% 2049[5]	1,332	1,399
Freddie Mac Pool #ZN5963 4.50% 2049[5]	699	736
Freddie Mac Pool #ZN3190 4.50% 2049[5]	468	492
Freddie Mac Pool #ZA6269 4.50% 2049[5]	151	159
Freddie Mac, Series 2289, Class NB, 9.00% 2022[2,5]	—[1]	—[1]
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.165% 2023[2,5]	3	3
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 2.015% 2036[2,5]	1,013	1,010
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[5]	276	277
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[5]	1,082	1,095
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[5]	3,092	3,127
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[5]	1,200	1,249
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,5]	20,965	22,582
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	853	764
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	365	321
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	300	282
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[5,6]	34,738	35,384
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[5]	33,559	34,272
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,5]	31,806	32,512
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 2057[5,6]	8,164	8,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[5]	111,769	117,767
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[5]	6,528	6,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[5]	2,915	3,072
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[5]	14,993	15,628
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[5]	94,380	96,595
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[5]	139,330	144,706
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[5]	27,128	28,073
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[5]	76,831	77,350
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[5,7]	57,600	58,309
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[5]	15,690	16,246
Government National Mortgage Assn. 10.00% 2021[5]	2	2
Government National Mortgage Assn. 6.50% 2029[5]	268	289
Government National Mortgage Assn. 6.50% 2032[5]	455	509
Government National Mortgage Assn. 6.50% 2037[5]	219	245
Government National Mortgage Assn. 5.50% 2038[5]	155	170
Government National Mortgage Assn. 5.50% 2038[5]	28	29
Government National Mortgage Assn. 6.00% 2038[5]	292	334
Government National Mortgage Assn. 6.50% 2038[5]	235	249
Government National Mortgage Assn. 6.50% 2038[5]	194	207
Government National Mortgage Assn. 6.50% 2038[5]	128	135
Government National Mortgage Assn. 6.50% 2038[5]	46	46
Government National Mortgage Assn. 4.00% 2039[5]	325	341
Government National Mortgage Assn. 4.00% 2039[5]	43	46
Government National Mortgage Assn. 5.00% 2039[5]	762	850
Government National Mortgage Assn. 6.00% 2039[5]	1,465	1,659
Government National Mortgage Assn. 6.50% 2039[5]	642	733
Government National Mortgage Assn. 4.50% 2040[5]	664	718
Government National Mortgage Assn. 5.00% 2040[5]	116	125
Government National Mortgage Assn. 5.50% 2040[5]	2,416	2,703
Government National Mortgage Assn. 3.50% 2041[5]	579	598
U.S. Government Securities Fund — Page 6 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2041[5]	$103	$104
Government National Mortgage Assn. 4.50% 2041[5]	8,714	9,201
Government National Mortgage Assn. 5.00% 2041[5]	4,501	4,768
Government National Mortgage Assn. 5.00% 2041[5]	51	55
Government National Mortgage Assn. 5.50% 2041[5]	215	224
Government National Mortgage Assn. 5.50% 2041[5]	71	74
Government National Mortgage Assn. 5.50% 2041[5]	39	41
Government National Mortgage Assn. 6.50% 2041[5]	972	1,082
Government National Mortgage Assn. 3.50% 2042[5]	512	529
Government National Mortgage Assn. 4.00% 2042[5]	2,436	2,558
Government National Mortgage Assn. 4.00% 2042[5]	1,370	1,439
Government National Mortgage Assn. 3.50% 2043[5]	2,822	2,959
Government National Mortgage Assn. 4.00% 2047[5]	15,679	16,438
Government National Mortgage Assn. 4.00% 2048[5]	52,405	54,686
Government National Mortgage Assn. 3.00% 2049[5,8]	7,000	7,195
Government National Mortgage Assn. 4.00% 2049[5,8]	54,055	56,133
Government National Mortgage Assn. 4.50% 2049[5,8]	20,685	21,615
Government National Mortgage Assn. 4.50% 2049[5]	16,634	17,392
Government National Mortgage Assn. 3.50% 2050[5,8]	33,300	34,401
Government National Mortgage Assn. 4.00% 2050[5,8]	58,065	60,264
Government National Mortgage Assn. Pool #736089 5.00% 2040[5]	145	155
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[5]	71	75
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[5]	70,491	73,290
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[5]	11,175	11,618
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[5]	2,166	2,252
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[5]	335,373	350,393
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[5]	43,214	45,141
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[5]	40,173	42,111
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[5]	19,255	20,200
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[5]	14,645	15,400
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[5]	13,485	14,216
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[5]	2,982	3,151
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[5]	1,531	1,622
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[5]	186	198
Government National Mortgage Assn. Pool #686718 6.40% 2058[5]	241	255
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[5]	478	503
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.331% 2060[2,5]	1,478	1,499
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.278% 2061[2,5]	1,317	12
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.595% 2062[2,5]	4,558	31
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.158% 2020[2,5]	308	308
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.235% 2020[2,5]	167	167
Uniform Mortgage-Backed Security 2.50% 2034[5,8]	38,000	38,328
Uniform Mortgage-Backed Security 3.00% 2034[5,8]	82,779	84,723
Uniform Mortgage-Backed Security 2.50% 2035[5,8]	14,000	14,119
Uniform Mortgage-Backed Security 3.00% 2035[5,8]	170,000	173,985
Uniform Mortgage-Backed Security 3.00% 2049[5,8]	25,000	25,354
Uniform Mortgage-Backed Security 3.50% 2049[5,8]	144,978	148,829
Uniform Mortgage-Backed Security 4.00% 2049[5,8]	48,794	50,627
Uniform Mortgage-Backed Security 4.50% 2049[5,8]	6,625	6,961
Uniform Mortgage-Backed Security 3.50% 2050[5,8]	207,127	212,634
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[5]	9,218	9,294
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[5]	4,587	4,741
U.S. Government Securities Fund — Page 7 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[5]	$1,665	$1,676
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[5]	1,053	1,075
Total mortgage-backed obligations		4,034,127
Federal agency bonds & notes 1.30%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,202	1,227
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	1,137	1,163
Fannie Mae 7.125% 2030	3,000	4,409
Federal Home Loan Bank 3.375% 2023	14,160	15,058
Federal Home Loan Bank 3.25% 2028	50,000	55,513
Federal Home Loan Bank 5.50% 2036	700	1,012
Private Export Funding Corp. 2.25% 2020	10,000	10,014
Private Export Funding Corp. 3.55% 2024	11,150	11,907
Small Business Administration, Series 2001-20K, 5.34% 2021	51	53
Small Business Administration, Series 2001-20J, 5.76% 2021	13	14
Small Business Administration, Series 2001-20F, 6.44% 2021	81	82
Small Business Administration, Series 2003-20B, 4.84% 2023	338	348
Tennessee Valley Authority 4.65% 2035	3,930	4,998
Tennessee Valley Authority 5.88% 2036	2,750	3,978
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,726
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,631
TVA Southaven 3.846% 2033	2,144	2,320
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	13,330	13,447
U.S. Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,691
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,263
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,120
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,651
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	7,000	6,963
U.S. Agency for International Development, Ukraine 1.847% 2020	20,000	20,027
U.S. Agency for International Development, Ukraine 1.471% 2021	11,770	11,707
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	1,411	1,515
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	1,587	1,762
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	1,251	1,392
		204,991
Total bonds, notes & other debt instruments (cost: $14,427,676,000)		14,680,767
Short-term securities 17.69%
Apple Inc. 1.56% due 12/5/2019[9]	50,000	49,987
Coöperatieve Rabobank U.A. 1.54% due 12/2/2019	123,600	123,584
Eli Lilly and Co. 1.63% due 12/5/2019[9]	50,000	49,987
ExxonMobil Corp. 1.58% due 12/11/2019	75,000	74,962
Federal Home Loan Bank 1.53%–1.94% due 12/4/2019–2/26/2020	1,463,220	1,460,480
Freddie Mac 1.57%–1.64% due 2/20/2020–3/18/2020	45,000	44,818
General Dynamics Corp. 1.65% due 12/27/2019[9]	14,000	13,983
IBM Credit LLC 1.59% due 12/3/2019[9]	19,200	19,197
National Rural Utilities Cooperative Finance Corp. 1.60%–1.62% due 12/2/2019–12/3/2019	100,000	99,985
Simon Property Group, LP 1.62% due 12/9/2019[9]	44,000	43,981
U.S. Government Securities Fund — Page 8 of 14

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.50%–1.65% due 12/17/2019–1/7/2020	$750,000	$749,069
Wal-Mart Stores, Inc. 1.57% due 12/2/2019[9]	52,300	52,293
Total short-term securities (cost: $2,782,268,000)		2,782,326
Total investment securities 111.03% (cost: $17,209,944,000)		17,463,093
Other assets less liabilities (11.03)%		(1,734,263)
Net assets 100.00%		$15,728,830
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 11/30/2019[11] (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
30 Day Federal Funds Futures	Long	1,873	January 2020	$780,479	$768,304	$(549)
90 Day Euro Dollar Futures	Long	2,209	March 2020	552,250	542,751	1,799
2 Year U.S. Treasury Note Futures	Long	12,833	April 2020	2,566,600	2,766,614	(532)
5 Year U.S. Treasury Note Futures	Long	20,734	April 2020	2,073,400	2,466,698	(2,612)
10 Year U.S. Treasury Note Futures	Long	11,122	March 2020	1,112,200	1,438,735	(2,648)
10 Year Ultra U.S. Treasury Note Futures	Short	3,193	March 2020	(319,300)	(454,104)	528
20 Year U.S. Treasury Bond Futures	Long	337	March 2020	33,700	53,573	(131)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,912	March 2020	291,200	546,637	2,390
						$(1,755)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$6,043,100	$(103)	$—	$(103)
1.555%	U.S. EFFR	1/29/2020	8,618,900	(124)	—	(124)
1.538%	U.S. EFFR	1/29/2020	8,437,700	(316)	—	(316)
1.5365%	U.S. EFFR	1/29/2020	10,481,400	(414)	—	(414)
1.535%	U.S. EFFR	1/29/2020	10,996,100	(457)	—	(457)
1.5305%	U.S. EFFR	3/18/2020	1,495,700	(9)	—	(9)
1.531%	U.S. EFFR	3/18/2020	3,932,700	(22)	—	(22)
1.515%	U.S. EFFR	3/18/2020	3,560,700	(97)	—	(97)
1.5155%	U.S. EFFR	3/18/2020	7,528,500	(200)	—	(200)
1.5135%	U.S. EFFR	3/18/2020	7,527,100	(220)	—	(220)
U.S. EFFR	1.846%	6/7/2020	194,000	(72)	—	(72)
1.755%	U.S. EFFR	6/21/2020	194,000	19	—	19
3-month USD-LIBOR	2.806%	8/29/2020	138,800	(1,025)	—	(1,025)
2.48%	U.S. EFFR	12/20/2020	317,425	3,339	—	3,339
2.3355%	U.S. EFFR	1/7/2021	196,403	1,806	—	1,806
2.323%	U.S. EFFR	2/28/2021	52,000	516	—	516
2.103%	U.S. EFFR	3/28/2021	119,000	920	—	920
U.S. EFFR	2.0775%	4/1/2021	76,500	(571)	—	(571)
2.197%	U.S. EFFR	4/15/2021	947,000	8,891	—	8,891
2.19875%	U.S. EFFR	5/7/2021	247,400	2,473	—	2,473
2.08125%	U.S. EFFR	5/23/2021	72,500	633	—	633
U.S. Government Securities Fund — Page 9 of 14

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
3-month USD-LIBOR	2.312%	5/23/2021	$145,000	$(1,359)	$—	$(1,359)
1.605%	U.S. EFFR	6/20/2021	471,073	1,013	—	1,013
1.7775%	3-month USD-LIBOR	6/21/2021	950,100	1,531	—	1,531
1.6325%	U.S. EFFR	7/18/2021	1,091,000	3,424	—	3,424
3-month USD-LIBOR	1.225%	9/22/2021	250,000	1,877	—	1,877
1.34%	U.S. EFFR	10/18/2021	468,000	(237)	—	(237)
1.355%	U.S. EFFR	10/24/2021	178,800	(29)	—	(29)
1.3475%	U.S. EFFR	10/24/2021	484,500	(147)	—	(147)
1.339%	U.S. EFFR	10/24/2021	325,100	(151)	—	(151)
1.3065%	U.S. EFFR	10/25/2021	439,000	(470)	—	(470)
1.305%	U.S. EFFR	10/25/2021	478,300	(526)	—	(526)
1.39%	U.S. EFFR	10/31/2021	495,100	280	—	280
1.3615%	U.S. EFFR	11/1/2021	749,700	25	—	25
1.332%	U.S. EFFR	11/4/2021	91,000	(48)	—	(48)
1.281%	U.S. EFFR	11/4/2021	750,700	(1,126)	—	(1,126)
1.411%	U.S. EFFR	11/7/2021	248,500	251	—	251
1.3925%	U.S. EFFR	11/7/2021	248,500	163	—	163
U.S. EFFR	1.335%	11/26/2021	1,121,000	464	—	464
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	(1,098)	—	(1,098)
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	(2,973)	—	(2,973)
2.197%	U.S. EFFR	4/18/2022	187,200	3,507	—	3,507
1.8475%	3-month USD-LIBOR	7/11/2022	140,700	906	—	906
2.5775%	U.S. EFFR	7/16/2022	694,646	8,934	—	8,934
3-month USD-LIBOR	1.948%	7/28/2022	360,000	(3,334)	—	(3,334)
2.80%	3-month USD-LIBOR	9/2/2022	560,000	14,071	—	14,071
2.75%	3-month USD-LIBOR	9/2/2022	560,000	13,526	—	13,526
2.009%	3-month USD-LIBOR	10/4/2022	187,000	2,160	—	2,160
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	1,121	—	1,121
3-month USD-LIBOR	1.495%	11/10/2023	115,000	372	—	372
U.S. EFFR	2.4325%	12/21/2023	94,000	(4,080)	—	(4,080)
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	(903)	—	(903)
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	(1,759)	—	(1,759)
2.21875%	U.S. EFFR	3/14/2024	234,000	8,385	—	8,385
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	(9,694)	—	(9,694)
3-month USD-LIBOR	2.21079%	3/27/2024	193,154	(5,051)	—	(5,051)
3-month USD-LIBOR	2.18075%	3/29/2024	29,100	(724)	—	(724)
3-month USD-LIBOR	2.194%	3/29/2024	29,200	(743)	—	(743)
3-month USD-LIBOR	2.21875%	3/29/2024	30,700	(813)	—	(813)
3-month USD-LIBOR	2.221%	4/1/2024	30,000	(798)	—	(798)
3-month USD-LIBOR	1.7935%	7/12/2024	71,000	(646)	—	(646)
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(1,514)	—	(1,514)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	3,405	—	3,405
2.908%	3-month USD-LIBOR	2/1/2028	60,700	3,394	—	3,394
2.925%	3-month USD-LIBOR	2/1/2028	48,600	2,755	—	2,755
2.92%	3-month USD-LIBOR	2/2/2028	45,900	2,591	—	2,591
U.S. EFFR	2.5065%	3/22/2028	48,300	(4,126)	—	(4,126)
U.S. EFFR	2.535%	3/23/2028	37,200	(3,263)	—	(3,263)
U.S. EFFR	2.471%	3/27/2028	45,200	(3,738)	—	(3,738)
U.S. EFFR	2.4575%	3/29/2028	53,479	(4,367)	—	(4,367)
U.S. EFFR	2.424%	3/30/2028	45,250	(3,576)	—	(3,576)
U.S. Government Securities Fund — Page 10 of 14

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
U.S. EFFR	2.412%	4/5/2028	$20,571	$(1,608)	$—	$(1,608)
3-month USD-LIBOR	2.3455%	3/29/2029	26,000	(1,497)	—	(1,497)
U.S. EFFR	2.32625%	4/18/2029	60,500	(4,649)	—	(4,649)
3-month USD-LIBOR	2.512%	5/2/2029	30,000	(2,179)	—	(2,179)
3-month USD-LIBOR	1.9675%	6/21/2029	236,000	(5,776)	—	(5,776)
3-month USD-LIBOR	2.05%	7/18/2029	244,000	(7,779)	—	(7,779)
3-month USD-LIBOR	1.995%	7/19/2029	45,000	(1,215)	—	(1,215)
U.S. EFFR	1.4869%	10/23/2029	44,200	(109)	—	(109)
U.S. EFFR	1.485%	10/23/2029	48,400	(111)	—	(111)
U.S. EFFR	1.4495%	10/24/2029	41,500	42	—	42
U.S. EFFR	1.453%	10/24/2029	56,200	38	—	38
U.S. EFFR	1.446%	10/24/2029	5,400	7	—	7
U.S. EFFR	1.4741%	10/24/2029	56,300	(72)	—	(72)
1.419%	U.S. EFFR	11/26/2029	237,000	(966)	—	(966)
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	(14,312)	—	(14,312)
3-month USD-LIBOR	3.005%	9/2/2030	124,000	(14,697)	—	(14,697)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(2,290)	—	(2,290)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(2,777)	—	(2,777)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(2,779)	—	(2,779)
3-month USD-LIBOR	2.967%	2/2/2038	28,200	(2,168)	—	(2,168)
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(5,989)	—	(5,989)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(7,805)	—	(7,805)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	(6,617)	—	(6,617)
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	(1,957)	—	(1,957)
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	(8,956)	—	(8,956)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(2,479)	—	(2,479)
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	(3,440)	—	(3,440)
U.S. EFFR	2.166%	10/23/2047	35,000	(4,263)	—	(4,263)
U.S. EFFR	2.172%	11/8/2047	15,000	(1,850)	—	(1,850)
U.S. EFFR	2.145%	11/9/2047	47,500	(5,570)	—	(5,570)
U.S. EFFR	2.155%	11/10/2047	26,680	(3,189)	—	(3,189)
U.S. EFFR	2.153%	11/10/2047	47,500	(5,656)	—	(5,656)
U.S. EFFR	2.17%	11/13/2047	48,320	(5,941)	—	(5,941)
U.S. EFFR	2.5635%	2/12/2048	81,502	(17,344)	—	(17,344)
2.98%	3-month USD-LIBOR	3/15/2048	5,000	1,256	—	1,256
2.9625%	3-month USD-LIBOR	3/15/2048	5,000	1,236	—	1,236
U.S. EFFR	2.4615%	3/15/2048	5,000	(949)	—	(949)
U.S. EFFR	2.485%	3/15/2048	5,000	(975)	—	(975)
2.917%	3-month USD-LIBOR	3/16/2048	10,000	2,369	—	2,369
U.S. EFFR	2.425%	3/16/2048	10,000	(1,813)	—	(1,813)
U.S. EFFR	2.505%	3/22/2048	16,600	(3,316)	—	(3,316)
U.S. EFFR	2.625%	5/25/2048	69,000	(15,761)	—	(15,761)
U.S. EFFR	2.52%	8/24/2048	16,800	(3,467)	—	(3,467)
3.236%	3-month USD-LIBOR	10/31/2048	40,445	12,753	—	12,753
3.22859%	3-month USD-LIBOR	10/31/2048	40,450	12,685	—	12,685
U.S. EFFR	2.515%	2/26/2049	38,000	(7,883)	—	(7,883)
					$—	$(117,989)
U.S. Government Securities Fund — Page 11 of 14

unaudited
[1]	Amount less than one thousand.
[2]	Coupon rate may change periodically.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $157,983,000, which represented 1.00% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $58,309,000, which represented .37% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $229,428,000, which represented 1.46% of the net assets of the fund.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
U.S. Government Securities Fund — Page 12 of 14

unaudited
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $11,404,998,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $56,484,083,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,441,649	$—	$10,441,649
Mortgage-backed obligations	—	4,034,127	—	4,034,127
Federal agency bonds & notes	—	204,991	—	204,991
Short-term securities	—	2,782,326	—	2,782,326
Total	$—	$17,463,093	$—	$17,463,093
U.S. Government Securities Fund — Page 13 of 14

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,717	$—	$—	$4,717
Unrealized appreciation on interest rate swaps	—	123,138	—	123,138
Liabilities:
Unrealized depreciation on futures contracts	(6,472)	—	—	(6,472)
Unrealized depreciation on interest rate swaps	—	(241,127)	—	(241,127)
Total	$(1,755)	$(117,989)	$—	$(119,744)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-022-0120O-S73171	U.S. Government Securities Fund — Page 14 of 14